Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 01, 2018	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2019	Sep. 30, 2016	Sep. 30, 2020	Sep. 30, 2017	Sep. 30, 2021	Sep. 30, 2018	Sep. 30, 2022	Sep. 30, 2019	Sep. 30, 2023	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000002851
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class AAA
C000243164
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class C
C000061072
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class I
C000002850
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class A
C000203681
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Financial Services Fund - Class A
C000203683
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Financial Services Fund - Class C
C000203680
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Financial Services Fund - Class I
C000203682
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Financial Services Fund - Class AAA
C000002861
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class AAA
C000002860
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class C
C000061074
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class I
C000002858
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class A
C000002855
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class AAA
C000002857
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class C
C000061073
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class I
C000002854
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,543		$ 13,691		$ 16,143		$ 16,829		$ 19,379		$ 25,193		$ 21,295	$ 25,899	$ 35,314	$ 41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143		16,829		19,379		25,193		21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143		16,829		19,379		25,193		21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143		16,829		19,379		25,193		21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,425		$ 12,004		$ 15,606		$ 13,192		$ 16,044		$ 21,875		$ 25,725
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,425		12,004		15,606		13,192		16,044		21,875		25,725
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,425		12,004		15,606		13,192		16,044		21,875		25,725
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,425		12,004		15,606		13,192		16,044		21,875		25,725
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143		16,829		19,379		25,193		21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143		16,829		19,379		25,193		21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143		16,829		19,379		25,193		21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,543		13,691		16,143		16,829		19,379		25,193		21,295	25,899	35,314	41,529
Russell 2000 Index
Account Value [Line Items]
Accumulated Value		10,000			11,547		13,942		16,067		14,638		14,695		21,702		16,602	18,085	22,924	25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value		10,000			11,547		13,942		16,067		14,638		14,695		21,702		16,602	18,085	22,924	25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value		10,000			11,547		13,942		16,067		14,638		14,695		21,702		16,602	18,085	22,924	25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value		10,000			11,547		13,942		16,067		14,638		14,695		21,702		16,602	18,085	22,924	25,391
Lipper Equity Income Fund Average
Account Value [Line Items]
Accumulated Value		10,000			11,461		13,283		14,670		15,531		15,343		19,744		18,129	20,504	26,072	28,651
Lipper Equity Income Fund Average
Account Value [Line Items]
Accumulated Value		10,000			11,461		13,283		14,670		15,531		15,343		19,744		18,129	20,504	26,072	28,651
Lipper Equity Income Fund Average
Account Value [Line Items]
Accumulated Value		10,000			11,461		13,283		14,670		15,531		15,343		19,744		18,129	20,504	26,072	28,651
Lipper Equity Income Fund Average
Account Value [Line Items]
Accumulated Value		10,000			11,461		13,283		14,670		15,531		15,343		19,744		18,129	20,504	26,072	28,651
MSCI World Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,979		8,563		13,162		10,663		12,769		17,721		22,784
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000			10,356		9,127		14,523		11,960		13,363		18,576		22,430
MSCI World Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,979		8,563		13,162		10,663		12,769		17,721		22,784
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000			10,356		9,127		14,523		11,960		13,363		18,576		22,430
MSCI World Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,979		8,563		13,162		10,663		12,769		17,721		22,784
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000			10,356		9,127		14,523		11,960		13,363		18,576		22,430
MSCI World Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,979		8,563		13,162		10,663		12,769		17,721		22,784
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,356		$ 9,127		$ 14,523		$ 11,960		$ 13,363		$ 18,576		$ 22,430
S&P Midcap 400
Account Value [Line Items]
Accumulated Value		10,000			11,533		13,554		15,480		15,094		14,768		21,219		17,983	20,772	26,337	27,951
S&P Midcap 400
Account Value [Line Items]
Accumulated Value		10,000			11,533		13,554		15,480		15,094		14,768		21,219		17,983	20,772	26,337	27,951
S&P Midcap 400
Account Value [Line Items]
Accumulated Value		10,000			11,533		13,554		15,480		15,094		14,768		21,219		17,983	20,772	26,337	27,951
S&P Midcap 400
Account Value [Line Items]
Accumulated Value		10,000			11,533		13,554		15,480		15,094		14,768		21,219		17,983	20,772	26,337	27,951
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value		10,000			11,812		14,298		17,027		15,436		14,157		22,316		18,114	19,940	25,097	26,010
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Accumulated Value		10,000			11,466		13,779		15,701		14,726		13,576		20,884		17,118	19,184	24,119	25,378
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value		10,000			11,812		14,298		17,027		15,436		14,157		22,316		18,114	19,940	25,097	26,010
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Accumulated Value		10,000			11,466		13,779		15,701		14,726		13,576		20,884		17,118	19,184	24,119	25,378
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value		10,000			11,812		14,298		17,027		15,436		14,157		22,316		18,114	19,940	25,097	26,010
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Accumulated Value		10,000			11,466		13,779		15,701		14,726		13,576		20,884		17,118	19,184	24,119	25,378
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value		10,000			11,812		14,298		17,027		15,436		14,157		22,316		18,114	19,940	25,097	26,010
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,466		$ 13,779		$ 15,701		$ 14,726		$ 13,576		$ 20,884		$ 17,118	$ 19,184	$ 24,119	$ 25,378